Document and Entity Information	Oct. 17, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2025
Entity File Number	001-35628
Entity Registrant Name	Performant Healthcare, Inc.
Entity Central Index Key	0001550695
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0484934
Entity Address, Address Line One	900 South Pine
Entity Address, Address Line Two	Island Road,
Entity Address, City or Town	Plantation
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33324
City Area Code	925
Local Phone Number	960-4800
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	PHLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false